Common Stock Reserved for Issuance (Tables)	6 Months Ended
Jun. 30, 2013
Common Stock Reserved for Issuance
Schedule of shares of common stock reserved for issuance

 As of December 31, 2010, 2011, 2012 and June 30, 2013, the Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
				June 30, 2013
	2010	2011	2012
				(unaudited)
Exercise of stock options to purchase common stock	2,350,977	4,587,344	6,581,481	7,891,581
Issuances of shares available under stock option plans	2,538,359	1,776,912	928,105	3,419,575
Vesting of restricted stock units	—	—	328,466	256,635
Employee stock purchase plan	—	—	—	738,032
Conversion of convertible preferred stock	21,245,808	25,033,684	25,876,142	—

	26,135,144	31,397,940	33,714,194	12,305,823